Stock-Based Compensation and Awards - Stock Options (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0	0	0
Total intrinsic value of stock options exercised to purchase common stock	$ 0.8
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Stock options | First anniversary vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Stock options | Second anniversary vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Stock options | Third anniversary vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (no later than)	7 years